Earnings per Share	6 Months Ended
Jun. 30, 2013
Earnings per Share
Earnings per Share

13                    Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$19,539	$8,966

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611

	Six months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$32,971	$18,308

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,608

The Warrants issued and outstanding as of June 30, 2013 and 2012, were excluded from the diluted Earnings per Share, because they were antidilutive.